Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

License Agreements

        The Company has license agreements with The Scripps Research Institute, or TSRI, that require it to make annual license maintenance payments and future payments upon the success of licensed products that include milestones and/or royalties. Royalties are expensed as incurred and are included in research and development in our condensed consolidated statements of operations and comprehensive loss.

        S1P1R Modulators License Agreement.    In April 2009, the Company entered into a License Agreement with TSRI whereby the Company received (i) an exclusive worldwide license under the Licensed Patent Rights, as defined, for sphingosine 1-phosphate 1 receptor (S1P1R) modulators and (ii) a non-exclusive worldwide license to the Licensed Materials, as defined. In consideration, the Company:

  •
  issued 17,930 and 7,276 shares of common stock to TSRI in May and November 2009, respectively,

  •
  agreed to pay a nominal annual maintenance fee,
  •
  is responsible for paying royalties on annual net sales of Licensed Product, as defined, ranging between 1.5% and 2.0%, for Licensed Product until such time as the expiration of the last valid claim,

  •
  is responsible for paying royalties ranging between 0.75% and 1.0%, on annual net sales of Non-Patent Product, as defined, until such time as:

  •
  one or more generic versions of such Non-Patent Product are commercially sold, and

  •
  the Company demonstrates to TSRI that sales of such generic products account for a specific percentage of aggregate unit sales in a calendar quarter,

  •
  is responsible for paying product development milestone payments not to exceed $4.4 million, and

  •
  is responsible for paying a percentage of any sublicense revenue payments received by the Company.

        Royalties paid to TSRI in connection with this agreement were not significant during either 2012 or 2013.

        Technology Platform License Agreement.    In June 2009, the Company entered into a Technology Platform License Agreement with TSRI whereby the Company received (i) an exclusive worldwide license under the Licensed Patent Rights, as defined, and (ii) a non-exclusive worldwide license under the Know-How, as defined. In consideration, the Company:

  •
  issued 17,930 and 7,276 shares of common stock to TSRI in June and November 2009, respectively,

  •
  agreed to pay a nominal annual maintenance fee beginning after June 18, 2011, which shall be credited against running royalties during the term of the Agreement,

  •
  shall pay running royalties at a de minimus rate of annual net sales of Company Products, as defined, until June 18, 2019,

  •
  shall pay product development milestone payments not to exceed approximately $1.0 million, and

  •
  shall make non-creditable, non-refundable Aggregate Technology Income (ATI), as defined, payments of

  •
  7.5% of the first $100 million of cumulative ATI, except that no ATI payments shall be due on the first $2.5 million in cumulative ATI, and

  •
  a reduced percentage of that portion of cumulative ATI that is in excess of $100 million.

        All product development milestone and ATI payments are payable up to June 18, 2027. Royalties paid to TSRI in connection with this agreement were not significant during either 2012 or 2013.

Operating Lease

        The Company's lease to rent laboratory and office space in San Diego, California commenced in March 2008 and as amended, expires in October 2014. The Company also has two options to extend the lease for successive three-year periods. Under the terms of the lease, the Company maintains a letter of credit totaling $0.1 million which is included in other assets in the accompanying condensed consolidated balance sheets. The Company recognizes minimum rent payments and escalation clauses on a straight-line basis over the lease term of March 2008 through October 2014. The Company accounts for the difference between the minimum lease payments and the straight-line amount as deferred rent. The Company also pays property taxes, maintenance and insurance, in addition to rent.

        Rent expense for the nine months ended September 30, 2012 and 2013 was $0.6 million.

Litigation

        From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management does not believe any legal proceedings or claims pending at September 30, 2013, will have, individually or in the aggregate, a material adverse effect on its business, liquidity, financial position or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company's business.

3. Commitments and Contingencies

Operating Lease

        The Company's lease to rent laboratory and office space in San Diego, California commenced in March 2008 and as amended, expires in October 2014. The Company also has two options to extend the lease for successive three-year periods.

        Under the terms of the lease the Company maintains a letter of credit totaling $0.1 million which is included in other assets in the accompanying consolidated balance sheets.

        The Company recognizes minimum rent payments and escalation clauses on a straight-line basis over the lease term of March 2008 through October 2014. Rent expense for the years ended December 31, 2011 and 2012 was $0.5 million and $0.8 million, respectively. The Company accounts for the difference between the minimum lease payments and the straight-line amount as deferred rent. As of both December 31, 2011 and 2012, deferred rent was $0.2 million. The Company also pays property taxes, maintenance and insurance, in addition to rent.

        In February 2012, in connection with the closing of the Company's Series B Convertible Preferred Stock financing, a sister company of the Company's landlord purchased 1,092,233 shares of Series B Convertible Preferred Stock for cash proceeds of $1.1 million.

        The following table summarizes the Company's future minimum commitments under the Company's facility lease at December 31, 2012 (in thousands):

Rent payments
2013	$842
2014	702

$1,544

Litigation

        From time to time, the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. Management does not believe any legal proceedings or claims pending at December 31, 2012, will have, individually or in the aggregate, a material adverse effect on its business, liquidity, financial position or results of operations. Litigation, however, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company's business.

License Agreements

        The Company has license agreements with third parties that require it to make annual license maintenance payments and future payments upon the success of licensed products that include milestones and/or royalties.

        In April 2009, the Company entered into a License Agreement with The Scripps Research Institute, or TSRI, whereby the Company received (i) an exclusive worldwide license under the Licensed Patent Rights, as defined, for S1P1R modulators and (ii) a non-exclusive worldwide license to the Licensed Materials, as defined. In consideration, the Company (i) issued 17,930 and 7,276 shares of common stock to TSRI in May and November 2009, respectively, (ii) agreed to pay a nominal annual maintenance fee, (iii) is responsible for paying royalties on annual net Sales of Licensed Product ranging between 1.5% and 2.0%, for Licensed Product until such time as the expiration of the last valid claim, (iv) is responsible for paying royalties ranging between 0.75% and 1.0%, on annual net Sales of Non-Patent Product until such time as (a) one or more generic versions of such Non-Patent Product are commercially sold and (b) the Company demonstrates to TSRI that sales of such generic products account for a specific percentage of aggregate unit sales in a calendar quarter, (v) is responsible for paying product development milestone payments not to exceed $4.4 million and (vi) is responsible for paying a percentage of any sublicense revenue payments received by the Company. In each of the years ended December 31, 2011 and 2012, consideration paid to TSRI under this agreement was $10,000. In the last quarter of 2012, with the dosing of its first patient, the Company met the first milestone under this agreement and has recorded an accrued liability of $25,000 as of December 31, 2012. Such amounts were expensed as incurred and are included in research and development in the Company's consolidated statements of operations and comprehensive loss.

        In June 2009, the Company entered into a Technology Platform License Agreement with TSRI whereby the Company received (i) an exclusive worldwide license under the Licensed Patent Rights, as defined, and (ii) a non-exclusive worldwide license under the Know-How, as defined. In consideration, the Company (i) issued 17,930 and 7,276 shares of common stock to TSRI in June and November 2009, respectively, (ii) agreed to pay a nominal annual maintenance fee beginning after June 18, 2011, which shall be credited against running royalties during the term of the Agreement, (iii) shall pay running royalties at a de minimus rate of annual Net Sales of Company Products until June 18, 2019, (iv) shall pay product development milestone payments not to exceed approximately $1.0 million and (v) shall make non-creditable, non-refundable Aggregate Technology Income (ATI), as defined, payments of (a) 7.5% of the first $100 million of cumulative ATI, except that no ATI payments shall be due on the first $2.5 million in cumulative ATI and (b) a reduced percentage of that portion of cumulative ATI that is in excess of $100 million. All product development milestone and ATI payments are payable up to June 18, 2027. Royalty consideration paid to TSRI under this agreement for the years ended December 31, 2011 and 2012, was $0.4 million and $0.5 million, respectively. Such amounts were expensed as incurred and are included in research and development in our consolidated statements of operations and comprehensive loss.